UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                    FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON September 30, 2010 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON June 30, 2011.

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment           [X]; Amendment Number: 3
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 UBS O'Connor LLC
Address: One North Wacker Drive, 32nd Floor
         Chicago, IL 60606

13F File Number: 28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: CHARLES R. MATHYS
Title: CHIEF COMPLIANCE OFFICER
Phone: (312)525-6452

Signature, Place, and Date of Signing:

/s/ CHARLES R. MATHYS, CHICAGO, IL   August 9, 2011

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.
[ ]    13F NOTICE.
[ ]    13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  4

Form 13F Information Table Value Total:  $98687
                                        (thousands)

List of Other Included Managers:  None

Authority 			 	Market  Sh or   SH or   Inv     Sole
Name of Issuer  Class 	CUSIP		Value	Prn amt	Pr Opt  Discr   Voting
DYNEGY INC DEL	COM	26817G300	4383	900000	SH	DEFINED	900000
L-1 IDENTITY 	COM	50212A106	11730	1000000	SH	DEFINED	1000000
MCAFEE INC	COM	579064106	79879	1690200	SH	DEFINED	1690200
NETEZZA CORP	COM	64111N101	2695	100000	SH	DEFINED	100000